Fees and Expenses (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fees and Expenses (Textual) [Abstract]
Management fee payment condition	0.054167 percent of the month-end Net Asset Value
Managing Member management fee, per annum	0.65%
Service fee charged by selling agents, per month	0.0833%
Service fee charged by selling agents, per annum	1.00%
Upfront sales fee charged by selling agents	1.00%
Support service fee to pay broker-dealers, per month	0.0083 percent (0.10 percent per annum) of the month-end net asset value
Support service fee to pay broker-dealers, per annum	0.10%
Asset value, Series by Series, support service fee to pay broker-dealers for distribution related service	0.0083%
Waived management fees	$ 0	$ 0	$ 0